Line of Credit (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 04, 2016	Aug. 21, 2017	Mar. 19, 2009	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Line of Credit (Textual)
Line of credit monthly interest rate during period								3.75%	3.75%
Line of credit								$ 44,996	$ 235,141
Line of credit balance outstanding on revenue factoring agreement								0	31,153
Company received proceeds from imperial advance, LLC	$ 40,000								39,195
Agrees to pay for future receivable	$ 52,400	$ 9,368				44,996	$ 41,706	199,574	24,007
Gain on settlement of debt						13,452	$ (110,674)	2,079
Revolving Note [Member]
Line of Credit (Textual)
Line of credit maximum outstanding balance			$ 200,000
Line of credit facility, expiration date			Mar. 19, 2010
Line of credit								$ 44,996	$ 203,988